Note 8 - Share Capital (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended		12 Months Ended						12 Months Ended				3 Months Ended		12 Months Ended
	Sep. 13, 2012	Oct. 14, 2011	Feb. 23, 2011	Dec. 16, 2010	Dec. 31, 2010	Oct. 31, 2010	Jul. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Nov. 03, 2010	Sep. 02, 2010	Aug. 18, 2010	May 14, 2010	Mar. 31, 2011 Series B Preferred Stock for Common Stock [Member]	Mar. 31, 2011 Series C Preferred Stock for Common Stock [Member]	Mar. 31, 2012 Through November 30, 2010 [Member] Series A, B and C Preferred Stock [Member]	Mar. 31, 2012 After November 30, 2010 [Member] Series A, B and C Preferred Stock [Member]	Jun. 30, 2012 Series A, B and C Preferred Stock [Member]	Jun. 30, 2012 Series D Preferred Stock [Member]	Mar. 31, 2012 Series D Preferred Stock [Member]	Mar. 31, 2011 Series D Preferred Stock [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Mar. 31, 2012 Series A Preferred Stock [Member]	Mar. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2012 Series B Preferred Stock [Member]	Mar. 31, 2012 Series B Preferred Stock [Member]	Mar. 31, 2011 Series B Preferred Stock [Member]	Jun. 30, 2012 Series C Preferred Stock [Member]	Mar. 31, 2012 Series C Preferred Stock [Member]	Mar. 31, 2011 Series C Preferred Stock [Member]	Jun. 30, 2012 Series D Preferred Shares [Member]
Shares of Capital Stock Authorized				1,500,000,000
Common Stock, Shares Authorized (in Shares)	15,000,000			1,350,000,000				1,350,000,000		1,350,000,000	1,350,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in Shares)	5,000,000			150,000,000																	20,000,000	20,000,000	20,000,000	64,000,000	64,000,000	64,000,000	10,000,000	10,000,000	10,000,000	20,000,000	20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.001	$ 0.001																	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Proceeds from Issuance of Private Placement (in Dollars)		$ 2,182	$ 1,000	$ 1,178
Stock Issued During Period, Shares, New Issues		2,320,000	1,000,000	9,498,366	170,866	9,133	7,924
Stock Purchased By Related Party		500,000
Payments of Stock Issuance Costs (in Dollars)		100
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		6,250	62,500	73,594				429,581		429,581			21,429		3,750
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		16.00	16.00	16.00								16.00		28.00	44.00
Conversion of Stock, Shares Converted									500,000	500,000						150,001	50,000
Conversion of Stock, Shares Issued									2,533	2,533						678	156
Preferred Stock, Value, Issued (in Dollars)			63	437																	15	14	11	63	63	63	8	8	8	17	17	17
Preferred Stock, Dividend Rate, Percentage																		5.00%		7.50%	10.00%	10.00%
Preferred Stock, Dividend Payment Terms																			7.5%
Series D Preferred Stock Per Share Price (in Dollars per share)								$ 1.00		$ 1.00
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)								$ 1.00		$ 1.00
Preferred Stock, Liquidation Preference, Value (in Dollars)																						$ 14,334		$ 21,377	$ 21,377		$ 2,629	$ 2,629		$ 8,537	$ 8,537		$ 14,902
Preferred Stock, Conversion Basis	Series A Preferred Stock (0.0327-to-1 basis); Series B Preferred Stock (0.0327-to-1 basis); Series C Preferred Stock (0.0481-to-1 basis) and Series D Preferred Stock (0.1543-to-1 basis)							conversion rates into common stock for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were approximately 0.0057, 0.0055, 0.0050 and 0.0625, respectively		the conversion rates into common stock for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were approximately 0.0057, 0.0055, 0.0050 and 0.0625, respectively